UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Asset Management Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number: 028-

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Terry Baxter
Title:		Chief Financial Officer
Phone:		(204) 944-2452

Signature, Place, and Date of Signing:


Terry Baxter 			Winnipeg, Manitoba  Canada   February 13, 2008
[Signature]			    [City, State]	     [Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	16
Form 13F Information Table Value Total: $ 68,639

					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Asset Management Inc.
FORM 13F
12/31/2007


TIME WARNER INC.                  COM              883717105  3        200       SHS  0SOLE  NONE   200
WELLS FARGO & COMPANY             COM              949746101  3        100       SHS  0SOLE  NONE   100
AMERICAN INTERNATIONAL GROUP,INC  COM              026874107  7        125       SHS  0SOLE  NONE   125
wELLPOINT INC                     COM              94973V107  4        50        SHS  0SOLE  NONE   50
ERICSSON L M TEL CO               COM              294821608  10       440       SHS  0SOLE  NONE   440
COINSTAR INC                      COM              19259P300  9,241    332,630   SHS  0SOLE  NONE   332,630
COLLECTORS UNIVERSE INC           COM NEW          19421R200  8,574    703,998   SHS  0SOLE  NONE   703,998
DTS INC      			  COM              23335C101  3,724    147,556   SHS  0SOLE  NONE   147,556
DOVER MOTORSPORTS INC             COM		   260174107  3,866    598,050   SHS  0SOLE  NONE   598,050
FOOT LOCKER INC                   COM              344849104  4,003    296,900   SHS  0SOLE  NONE   296,900
LEGG MASON INC                    COM              524901105  1,002    13,885    SHS  0SOLE  NONE   13,885
SM&A                              COM              78465D105  9,714    1,688,289 SHS  0SOLE  NONE   1,688,289
SCHOOL SPECIALTY INC              COM NEW          807863105  10,537   309,005   SHS  0SOLE  NONE   309,005
STAMPS COM INC                    COM              852857200  9,910    824,389   SHS  0SOLE  NONE   824,389
ITURAN LOCATION AND CONTROL       SHS              M6158M104  4,894    448,000   SHS  0SOLE  NONE   448,000
TEFRON LTD                        SHS              M87482101  3,147    645,410   SHS  0SOLE  NONE   645,410
